PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

15. Property, Plant and Equipment

($ millions)	Oil and Gas Properties	Plant and Equipment	Total

Cost

At December 31, 2018	37 845	79 029	116 874

Adoption of IFRS 16	—	1 792	1 792

Additions	1 245	4 351	5 596

Changes in decommissioning and restoration	1 846	49	1 895

Disposals and derecognition	(116)	(439)	(555)

Foreign exchange adjustments	(224)	(214)	(438)

At December 31, 2019	40 596	84 568	125 164

Additions	820	2 994	3 814

Transfers from exploration and evaluation	170	—	170

Changes in decommissioning and restoration	1 078	3	1 081

Disposals and derecognition	(9)	(2 528)	(2 537)

Foreign exchange adjustments	54	(88)	(34)

At December 31, 2020	42 709	84 949	127 658

Accumulated provision

At December 31, 2018	(19 783)	(22 846)	(42 629)

Depreciation, depletion, amortization and impairment	(2 871)	(7 764)	(10 635)

Disposals and derecognition	116	349	465

Foreign exchange adjustments	149	126	275

At December 31, 2019	(22 389)	(30 135)	(52 524)

Depreciation, depletion, amortization and impairment	(3 039)	(6 166)	(9 205)

Disposals and derecognition	—	2 205	2 205

Foreign exchange adjustments	(45)	41	(4)

At December 31, 2020	(25 473)	(34 055)	(59 528)

Net property, plant and equipment

December 31, 2019	18 207	54 433	72 640

December 31, 2020	17 236	50 894	68 130

	December 31, 2020			December 31, 2019

($ millions)	Cost	Accumulated Provision	Net Book Value	Cost	Accumulated Provision	Net Book Value

Oil Sands	86 999	(35 059)	51 940	85 246	(30 581)	54 665

Exploration and Production	23 640	(17 424)	6 216	22 876	(15 298)	7 578

Refining and Marketing	15 757	(6 547)	9 210	15 342	(5 768)	9 574

Corporate and Eliminations	1 262	(498)	764	1 700	(877)	823

	127 658	(59 528)	68 130	125 164	(52 524)	72 640

At December 31, 2020, the balance of assets under construction and not subject to depreciation or depletion was $5.0 billion (December 31, 2019 – $5.6 billion).